Financing Activities (Tables)	12 Months Ended
Dec. 31, 2012
AEP Common Stock
		Held in
Shares of AEP Common Stock	Issued	Treasury
Balance, December 31, 2009	498,333,265	20,278,858
Issued	2,781,616	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2010	501,114,881	20,307,725
Issued	2,644,579	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2011	503,759,460	20,336,592
Issued	2,245,502	-
Balance, December 31, 2012	506,004,962	20,336,592

Long-term Debt
	Weighted
	Average
	Interest
	Rate as of	Interest Rate Ranges as of		Outstanding as of
	December 31,	December 31,		December 31,
Type of Debt and Maturity	2012	2012	2011	2012	2011
				(in millions)
Senior Unsecured Notes (a)
2012-2042	5.46%	0.685%-8.13%	0.955%-8.13%	$12,712	$11,737

Pollution Control Bonds (b)
2012-2038 (c)	3.58%	0.11%-6.30%	0.06%-6.30%	1,958	2,112

Notes Payable (d)
2012-2032	4.35%	1.913%-8.03%	2.029%-8.03%	427	402

Securitization Bonds (e)
2013-2024	4.21%	0.88%-6.25%	4.98%-6.25%	2,281	1,688

Junior Subordinated Debentures (a)
2063			8.75%	-	315

Spent Nuclear Fuel Obligation (f)				265	265

Other Long-term Debt (g)
2015-2059	2.63%	1.72%-13.718%	3.00%-13.718%	140	29

Fair Value of Interest Rate Hedges				3	7
Unamortized Discount, Net				(29)	(39)
Total Long-term Debt Outstanding				17,757	16,516
Long-term Debt Due Within One Year				2,171	1,433
Long-term Debt				$15,586	$15,083

(a)       In 2012, AEP issued $850 million of Senior Unsecured Notes used to retire $243 million of Senior Unsecured Notes and $315 million of Junior Subordinated Debentures.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on the balance sheets.

(d)       Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(e)       In 2012, AEP Texas Central Transition Funding III LLC issued $800 million of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).

(g)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
						After
	2013	2014	2015	2016	2017	2017	Total
	(in millions)
Principal Amount	$2,171	$1,169	$1,438	$840	$1,655	$10,513	$17,786
Unamortized Discount, Net							(29)
Total Long-term Debt Outstanding							$17,757

Lines of Credit and Short-term Debt
	December 31,
	2012		2011
	Outstanding	Interest	Outstanding	Interest
Type of Debt	Amount	Rate (a)	Amount	Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$657	0.26%	$666	0.27%
Commercial Paper	321	0.42%	967	0.51%
Line of Credit – Sabine (c)	3	1.82%	17	1.79%
Total Short-term Debt	$981		$1,650

(a)       Weighted average rate.

(b)       Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

(c)       This line of credit does not reduce available liquidity under AEP's credit facilities.

Comparative Accounts Receivable Information
	Years Ended December 31,
	2012	2011	2010
	(dollars in millions)
Effective Interest Rates on Securitization of
Accounts Receivable	0.26%	0.27%	0.31%
Net Uncollectible Accounts Receivable Written Off	$29	$37	$22

Customer Accounts Receivable Managed Portfolio
	December 31,
	2012	2011
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral
Less Uncollectible Accounts	$835	$902
Total Principal Outstanding	657	666
Delinquent Securitized Accounts Receivable	37	38
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	21	18
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	316	370

Appalachian Power Co [Member]
Preferred Stock
	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Years Ended December 31,
Company	Series	2011	2010
APCo	4.50%	177,465	53
I&M	4.12%	11,055	-
I&M	4.125%	55,257	44
I&M	4.56%	14,412	-
OPCo	4.08%	14,495	100
OPCo	4.20%	22,824	-
OPCo	4.40%	31,482	-
OPCo	4.50%	97,357	6
PSO	4.00%	44,508	-
PSO	4.24%	4,310	3,759
SWEPCo	4.28%	7,386	-
SWEPCo	4.65%	1,907	-
SWEPCo	5.00%	37,665	8

Long-term Debt
		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2012	2012	2011	2012	2011
Senior Unsecured Notes					(in thousands)
APCo	2012-2038	5.43%	0.685%-7.95%	3.40%-7.95%	$3,167,559	$3,141,843
I&M	2012-2037	6.24%	5.05%-7.00%	5.05%-7.00%	1,171,080	1,270,599
OPCo	2012-2035	5.84%	4.85%-6.60%	0.955%-6.60%	3,142,615	3,291,823
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,364	896,023
SWEPCo	2015-2040	5.56%	3.55%-6.45%	4.90%-6.45%	1,822,653	1,548,437

Pollution Control Bonds (a)
APCo	2012-2038 (b)	2.01%	0.12%-5.375%	0.07%-6.05%	532,500	582,000
I&M	2012-2025 (b)	4.03%	0.11%-6.25%	0.06%-6.25%	266,531	266,494
OPCo	2012-2038 (b)	3.72%	0.13%-5.80%	0.07%-5.80%	517,825	562,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	2.42%	1.913%-5.44%	2.029%-5.44%	224,376	234,590
SWEPCo	2012-2032	5.09%	4.58%-6.37%	6.37%-7.03%	88,375	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,249	265,065

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,383	2,408
I&M (d)	2015-2025	2.39%	1.72%-6.00%	6.00%	130,430	20,927
PSO	2027	3.00%	3.00%	3.00%	7,147	4,981

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).

(d)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$574,679	$203,953	$856,000	$764	$3,250
2014	100,033	353,946	403,580	34,115	3,250
2015	500,038	253,730	286,000	427	306,750
2016	65,393	4,158	350,000	150,440	3,250
2017	250,049	1,479	-	454	253,250
After 2017	2,219,692	1,244,789	1,972,245	767,307	1,478,825
Principal Amount	3,709,884	2,062,055	3,867,825	953,507	2,048,575
Unamortized Discount, Net	(7,442)	(4,389)	(7,385)	(3,636)	(2,347)
Total Long-term Debt
Outstanding	$3,702,442	$2,057,666	$3,860,440	$949,871	$2,046,228

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool
	Years Ended December 31,
	2012	2011	2010
Maximum Interest Rate	0.56%	0.56%	0.55%
Minimum Interest Rate	0.39%	0.06%	0.09%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2012	2011	2010	2012	2011	2010
APCo	0.47%	0.42%	0.26%	0.47%	0.32%	-%
I&M	-%	0.39%	0.43%	0.46%	0.38%	0.24%
OPCo	0.47%	0.45%	-%	0.47%	0.35%	0.22%
PSO	-%	0.41%	0.31%	0.46%	0.32%	0.17%
SWEPCo	0.53%	0.40%	0.19%	0.45%	0.33%	0.27%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool
	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$772	$198	$611
I&M	-	20	17
OPCo	555	12	16
PSO	11	85	102
SWEPCo	977	174	11

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool
	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$123	$313	$9
I&M	963	226	219
OPCo	1,038	820	708
PSO	435	250	19
SWEPCo	320	32	438

Accounts Receivable and Accrued Unbilled Revenues
	December 31,
Company	2012	2011
	(in thousands)
APCo	$153,719	$121,605
I&M	123,447	121,597
OPCo	300,675	346,695
PSO	85,530	123,172
SWEPCo	132,449	140,440

Fees Paid to AEP Credit for Customer Accounts Receivable Sold
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,883	$9,612	$9,194
I&M	6,121	6,168	6,770
OPCo	20,312	18,851	20,630
PSO	7,054	6,363	5,406
SWEPCo	6,140	5,672	5,688

Proceeds on Sale of Receivables to AEP Credit
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,353,920	$1,248,253	$1,418,487
I&M	1,344,260	1,323,068	1,283,955
OPCo	2,952,723	3,461,758	3,495,609
PSO	1,157,174	1,299,190	1,196,586
SWEPCo	1,481,925	1,495,397	1,402,525

Indiana Michigan Power Co [Member]
Preferred Stock
	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Years Ended December 31,
Company	Series	2011	2010
APCo	4.50%	177,465	53
I&M	4.12%	11,055	-
I&M	4.125%	55,257	44
I&M	4.56%	14,412	-
OPCo	4.08%	14,495	100
OPCo	4.20%	22,824	-
OPCo	4.40%	31,482	-
OPCo	4.50%	97,357	6
PSO	4.00%	44,508	-
PSO	4.24%	4,310	3,759
SWEPCo	4.28%	7,386	-
SWEPCo	4.65%	1,907	-
SWEPCo	5.00%	37,665	8

Long-term Debt
		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2012	2012	2011	2012	2011
Senior Unsecured Notes					(in thousands)
APCo	2012-2038	5.43%	0.685%-7.95%	3.40%-7.95%	$3,167,559	$3,141,843
I&M	2012-2037	6.24%	5.05%-7.00%	5.05%-7.00%	1,171,080	1,270,599
OPCo	2012-2035	5.84%	4.85%-6.60%	0.955%-6.60%	3,142,615	3,291,823
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,364	896,023
SWEPCo	2015-2040	5.56%	3.55%-6.45%	4.90%-6.45%	1,822,653	1,548,437

Pollution Control Bonds (a)
APCo	2012-2038 (b)	2.01%	0.12%-5.375%	0.07%-6.05%	532,500	582,000
I&M	2012-2025 (b)	4.03%	0.11%-6.25%	0.06%-6.25%	266,531	266,494
OPCo	2012-2038 (b)	3.72%	0.13%-5.80%	0.07%-5.80%	517,825	562,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	2.42%	1.913%-5.44%	2.029%-5.44%	224,376	234,590
SWEPCo	2012-2032	5.09%	4.58%-6.37%	6.37%-7.03%	88,375	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,249	265,065

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,383	2,408
I&M (d)	2015-2025	2.39%	1.72%-6.00%	6.00%	130,430	20,927
PSO	2027	3.00%	3.00%	3.00%	7,147	4,981

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).

(d)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$574,679	$203,953	$856,000	$764	$3,250
2014	100,033	353,946	403,580	34,115	3,250
2015	500,038	253,730	286,000	427	306,750
2016	65,393	4,158	350,000	150,440	3,250
2017	250,049	1,479	-	454	253,250
After 2017	2,219,692	1,244,789	1,972,245	767,307	1,478,825
Principal Amount	3,709,884	2,062,055	3,867,825	953,507	2,048,575
Unamortized Discount, Net	(7,442)	(4,389)	(7,385)	(3,636)	(2,347)
Total Long-term Debt
Outstanding	$3,702,442	$2,057,666	$3,860,440	$949,871	$2,046,228

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool
	Years Ended December 31,
	2012	2011	2010
Maximum Interest Rate	0.56%	0.56%	0.55%
Minimum Interest Rate	0.39%	0.06%	0.09%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2012	2011	2010	2012	2011	2010
APCo	0.47%	0.42%	0.26%	0.47%	0.32%	-%
I&M	-%	0.39%	0.43%	0.46%	0.38%	0.24%
OPCo	0.47%	0.45%	-%	0.47%	0.35%	0.22%
PSO	-%	0.41%	0.31%	0.46%	0.32%	0.17%
SWEPCo	0.53%	0.40%	0.19%	0.45%	0.33%	0.27%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool
	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$772	$198	$611
I&M	-	20	17
OPCo	555	12	16
PSO	11	85	102
SWEPCo	977	174	11

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool
	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$123	$313	$9
I&M	963	226	219
OPCo	1,038	820	708
PSO	435	250	19
SWEPCo	320	32	438

Accounts Receivable and Accrued Unbilled Revenues
	December 31,
Company	2012	2011
	(in thousands)
APCo	$153,719	$121,605
I&M	123,447	121,597
OPCo	300,675	346,695
PSO	85,530	123,172
SWEPCo	132,449	140,440

Fees Paid to AEP Credit for Customer Accounts Receivable Sold
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,883	$9,612	$9,194
I&M	6,121	6,168	6,770
OPCo	20,312	18,851	20,630
PSO	7,054	6,363	5,406
SWEPCo	6,140	5,672	5,688

Proceeds on Sale of Receivables to AEP Credit
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,353,920	$1,248,253	$1,418,487
I&M	1,344,260	1,323,068	1,283,955
OPCo	2,952,723	3,461,758	3,495,609
PSO	1,157,174	1,299,190	1,196,586
SWEPCo	1,481,925	1,495,397	1,402,525

Ohio Power Co [Member]
Preferred Stock
	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Years Ended December 31,
Company	Series	2011	2010
APCo	4.50%	177,465	53
I&M	4.12%	11,055	-
I&M	4.125%	55,257	44
I&M	4.56%	14,412	-
OPCo	4.08%	14,495	100
OPCo	4.20%	22,824	-
OPCo	4.40%	31,482	-
OPCo	4.50%	97,357	6
PSO	4.00%	44,508	-
PSO	4.24%	4,310	3,759
SWEPCo	4.28%	7,386	-
SWEPCo	4.65%	1,907	-
SWEPCo	5.00%	37,665	8

Long-term Debt
		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2012	2012	2011	2012	2011
Senior Unsecured Notes					(in thousands)
APCo	2012-2038	5.43%	0.685%-7.95%	3.40%-7.95%	$3,167,559	$3,141,843
I&M	2012-2037	6.24%	5.05%-7.00%	5.05%-7.00%	1,171,080	1,270,599
OPCo	2012-2035	5.84%	4.85%-6.60%	0.955%-6.60%	3,142,615	3,291,823
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,364	896,023
SWEPCo	2015-2040	5.56%	3.55%-6.45%	4.90%-6.45%	1,822,653	1,548,437

Pollution Control Bonds (a)
APCo	2012-2038 (b)	2.01%	0.12%-5.375%	0.07%-6.05%	532,500	582,000
I&M	2012-2025 (b)	4.03%	0.11%-6.25%	0.06%-6.25%	266,531	266,494
OPCo	2012-2038 (b)	3.72%	0.13%-5.80%	0.07%-5.80%	517,825	562,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	2.42%	1.913%-5.44%	2.029%-5.44%	224,376	234,590
SWEPCo	2012-2032	5.09%	4.58%-6.37%	6.37%-7.03%	88,375	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,249	265,065

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,383	2,408
I&M (d)	2015-2025	2.39%	1.72%-6.00%	6.00%	130,430	20,927
PSO	2027	3.00%	3.00%	3.00%	7,147	4,981

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).

(d)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$574,679	$203,953	$856,000	$764	$3,250
2014	100,033	353,946	403,580	34,115	3,250
2015	500,038	253,730	286,000	427	306,750
2016	65,393	4,158	350,000	150,440	3,250
2017	250,049	1,479	-	454	253,250
After 2017	2,219,692	1,244,789	1,972,245	767,307	1,478,825
Principal Amount	3,709,884	2,062,055	3,867,825	953,507	2,048,575
Unamortized Discount, Net	(7,442)	(4,389)	(7,385)	(3,636)	(2,347)
Total Long-term Debt
Outstanding	$3,702,442	$2,057,666	$3,860,440	$949,871	$2,046,228

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool
	Years Ended December 31,
	2012	2011	2010
Maximum Interest Rate	0.56%	0.56%	0.55%
Minimum Interest Rate	0.39%	0.06%	0.09%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2012	2011	2010	2012	2011	2010
APCo	0.47%	0.42%	0.26%	0.47%	0.32%	-%
I&M	-%	0.39%	0.43%	0.46%	0.38%	0.24%
OPCo	0.47%	0.45%	-%	0.47%	0.35%	0.22%
PSO	-%	0.41%	0.31%	0.46%	0.32%	0.17%
SWEPCo	0.53%	0.40%	0.19%	0.45%	0.33%	0.27%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool
	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$772	$198	$611
I&M	-	20	17
OPCo	555	12	16
PSO	11	85	102
SWEPCo	977	174	11

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool
	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$123	$313	$9
I&M	963	226	219
OPCo	1,038	820	708
PSO	435	250	19
SWEPCo	320	32	438

Accounts Receivable and Accrued Unbilled Revenues
	December 31,
Company	2012	2011
	(in thousands)
APCo	$153,719	$121,605
I&M	123,447	121,597
OPCo	300,675	346,695
PSO	85,530	123,172
SWEPCo	132,449	140,440

Fees Paid to AEP Credit for Customer Accounts Receivable Sold
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,883	$9,612	$9,194
I&M	6,121	6,168	6,770
OPCo	20,312	18,851	20,630
PSO	7,054	6,363	5,406
SWEPCo	6,140	5,672	5,688

Proceeds on Sale of Receivables to AEP Credit
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,353,920	$1,248,253	$1,418,487
I&M	1,344,260	1,323,068	1,283,955
OPCo	2,952,723	3,461,758	3,495,609
PSO	1,157,174	1,299,190	1,196,586
SWEPCo	1,481,925	1,495,397	1,402,525

Public Service Co of Oklahoma [Member]
Preferred Stock
	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Years Ended December 31,
Company	Series	2011	2010
APCo	4.50%	177,465	53
I&M	4.12%	11,055	-
I&M	4.125%	55,257	44
I&M	4.56%	14,412	-
OPCo	4.08%	14,495	100
OPCo	4.20%	22,824	-
OPCo	4.40%	31,482	-
OPCo	4.50%	97,357	6
PSO	4.00%	44,508	-
PSO	4.24%	4,310	3,759
SWEPCo	4.28%	7,386	-
SWEPCo	4.65%	1,907	-
SWEPCo	5.00%	37,665	8

Long-term Debt
		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2012	2012	2011	2012	2011
Senior Unsecured Notes					(in thousands)
APCo	2012-2038	5.43%	0.685%-7.95%	3.40%-7.95%	$3,167,559	$3,141,843
I&M	2012-2037	6.24%	5.05%-7.00%	5.05%-7.00%	1,171,080	1,270,599
OPCo	2012-2035	5.84%	4.85%-6.60%	0.955%-6.60%	3,142,615	3,291,823
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,364	896,023
SWEPCo	2015-2040	5.56%	3.55%-6.45%	4.90%-6.45%	1,822,653	1,548,437

Pollution Control Bonds (a)
APCo	2012-2038 (b)	2.01%	0.12%-5.375%	0.07%-6.05%	532,500	582,000
I&M	2012-2025 (b)	4.03%	0.11%-6.25%	0.06%-6.25%	266,531	266,494
OPCo	2012-2038 (b)	3.72%	0.13%-5.80%	0.07%-5.80%	517,825	562,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	2.42%	1.913%-5.44%	2.029%-5.44%	224,376	234,590
SWEPCo	2012-2032	5.09%	4.58%-6.37%	6.37%-7.03%	88,375	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,249	265,065

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,383	2,408
I&M (d)	2015-2025	2.39%	1.72%-6.00%	6.00%	130,430	20,927
PSO	2027	3.00%	3.00%	3.00%	7,147	4,981

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).

(d)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$574,679	$203,953	$856,000	$764	$3,250
2014	100,033	353,946	403,580	34,115	3,250
2015	500,038	253,730	286,000	427	306,750
2016	65,393	4,158	350,000	150,440	3,250
2017	250,049	1,479	-	454	253,250
After 2017	2,219,692	1,244,789	1,972,245	767,307	1,478,825
Principal Amount	3,709,884	2,062,055	3,867,825	953,507	2,048,575
Unamortized Discount, Net	(7,442)	(4,389)	(7,385)	(3,636)	(2,347)
Total Long-term Debt
Outstanding	$3,702,442	$2,057,666	$3,860,440	$949,871	$2,046,228

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool
	Years Ended December 31,
	2012	2011	2010
Maximum Interest Rate	0.56%	0.56%	0.55%
Minimum Interest Rate	0.39%	0.06%	0.09%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2012	2011	2010	2012	2011	2010
APCo	0.47%	0.42%	0.26%	0.47%	0.32%	-%
I&M	-%	0.39%	0.43%	0.46%	0.38%	0.24%
OPCo	0.47%	0.45%	-%	0.47%	0.35%	0.22%
PSO	-%	0.41%	0.31%	0.46%	0.32%	0.17%
SWEPCo	0.53%	0.40%	0.19%	0.45%	0.33%	0.27%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool
	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$772	$198	$611
I&M	-	20	17
OPCo	555	12	16
PSO	11	85	102
SWEPCo	977	174	11

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool
	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$123	$313	$9
I&M	963	226	219
OPCo	1,038	820	708
PSO	435	250	19
SWEPCo	320	32	438

Accounts Receivable and Accrued Unbilled Revenues
	December 31,
Company	2012	2011
	(in thousands)
APCo	$153,719	$121,605
I&M	123,447	121,597
OPCo	300,675	346,695
PSO	85,530	123,172
SWEPCo	132,449	140,440

Fees Paid to AEP Credit for Customer Accounts Receivable Sold
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,883	$9,612	$9,194
I&M	6,121	6,168	6,770
OPCo	20,312	18,851	20,630
PSO	7,054	6,363	5,406
SWEPCo	6,140	5,672	5,688

Proceeds on Sale of Receivables to AEP Credit
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,353,920	$1,248,253	$1,418,487
I&M	1,344,260	1,323,068	1,283,955
OPCo	2,952,723	3,461,758	3,495,609
PSO	1,157,174	1,299,190	1,196,586
SWEPCo	1,481,925	1,495,397	1,402,525

Southwestern Electric Power Co [Member]
Preferred Stock
	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Years Ended December 31,
Company	Series	2011	2010
APCo	4.50%	177,465	53
I&M	4.12%	11,055	-
I&M	4.125%	55,257	44
I&M	4.56%	14,412	-
OPCo	4.08%	14,495	100
OPCo	4.20%	22,824	-
OPCo	4.40%	31,482	-
OPCo	4.50%	97,357	6
PSO	4.00%	44,508	-
PSO	4.24%	4,310	3,759
SWEPCo	4.28%	7,386	-
SWEPCo	4.65%	1,907	-
SWEPCo	5.00%	37,665	8

Long-term Debt
		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2012	2012	2011	2012	2011
Senior Unsecured Notes					(in thousands)
APCo	2012-2038	5.43%	0.685%-7.95%	3.40%-7.95%	$3,167,559	$3,141,843
I&M	2012-2037	6.24%	5.05%-7.00%	5.05%-7.00%	1,171,080	1,270,599
OPCo	2012-2035	5.84%	4.85%-6.60%	0.955%-6.60%	3,142,615	3,291,823
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,364	896,023
SWEPCo	2015-2040	5.56%	3.55%-6.45%	4.90%-6.45%	1,822,653	1,548,437

Pollution Control Bonds (a)
APCo	2012-2038 (b)	2.01%	0.12%-5.375%	0.07%-6.05%	532,500	582,000
I&M	2012-2025 (b)	4.03%	0.11%-6.25%	0.06%-6.25%	266,531	266,494
OPCo	2012-2038 (b)	3.72%	0.13%-5.80%	0.07%-5.80%	517,825	562,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	2.42%	1.913%-5.44%	2.029%-5.44%	224,376	234,590
SWEPCo	2012-2032	5.09%	4.58%-6.37%	6.37%-7.03%	88,375	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,249	265,065

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,383	2,408
I&M (d)	2015-2025	2.39%	1.72%-6.00%	6.00%	130,430	20,927
PSO	2027	3.00%	3.00%	3.00%	7,147	4,981

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).

(d)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$574,679	$203,953	$856,000	$764	$3,250
2014	100,033	353,946	403,580	34,115	3,250
2015	500,038	253,730	286,000	427	306,750
2016	65,393	4,158	350,000	150,440	3,250
2017	250,049	1,479	-	454	253,250
After 2017	2,219,692	1,244,789	1,972,245	767,307	1,478,825
Principal Amount	3,709,884	2,062,055	3,867,825	953,507	2,048,575
Unamortized Discount, Net	(7,442)	(4,389)	(7,385)	(3,636)	(2,347)
Total Long-term Debt
Outstanding	$3,702,442	$2,057,666	$3,860,440	$949,871	$2,046,228

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool
	Years Ended December 31,
	2012	2011	2010
Maximum Interest Rate	0.56%	0.56%	0.55%
Minimum Interest Rate	0.39%	0.06%	0.09%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2012	2011	2010	2012	2011	2010
APCo	0.47%	0.42%	0.26%	0.47%	0.32%	-%
I&M	-%	0.39%	0.43%	0.46%	0.38%	0.24%
OPCo	0.47%	0.45%	-%	0.47%	0.35%	0.22%
PSO	-%	0.41%	0.31%	0.46%	0.32%	0.17%
SWEPCo	0.53%	0.40%	0.19%	0.45%	0.33%	0.27%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool
	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$772	$198	$611
I&M	-	20	17
OPCo	555	12	16
PSO	11	85	102
SWEPCo	977	174	11

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool
	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$123	$313	$9
I&M	963	226	219
OPCo	1,038	820	708
PSO	435	250	19
SWEPCo	320	32	438

Lines of Credit and Short-term Debt
Short-term Debt

The Registrant Subsidiaries’ outstanding short-term debt was as follows:

		December 31,
		2012		2011
		Outstanding	Interest	Outstanding	Interest
Company	Type of Debt	Amount	Rate (a)	Amount	Rate (a)
		(in thousands)		(in thousands)
SWEPCo	Line of Credit – Sabine	$2,603	1.82%	$17,016	1.79%

(a)		Weighted average rate.

Accounts Receivable and Accrued Unbilled Revenues
	December 31,
Company	2012	2011
	(in thousands)
APCo	$153,719	$121,605
I&M	123,447	121,597
OPCo	300,675	346,695
PSO	85,530	123,172
SWEPCo	132,449	140,440

Fees Paid to AEP Credit for Customer Accounts Receivable Sold
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,883	$9,612	$9,194
I&M	6,121	6,168	6,770
OPCo	20,312	18,851	20,630
PSO	7,054	6,363	5,406
SWEPCo	6,140	5,672	5,688

Proceeds on Sale of Receivables to AEP Credit
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,353,920	$1,248,253	$1,418,487
I&M	1,344,260	1,323,068	1,283,955
OPCo	2,952,723	3,461,758	3,495,609
PSO	1,157,174	1,299,190	1,196,586
SWEPCo	1,481,925	1,495,397	1,402,525